Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB (Details)	12 Months Ended
Dec. 31, 2022
I F R S 16 Fixed Assets Resources [Member]
IfrsStatementLineItems [Line Items]
Description	The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from the sale of items produced before the asset is available for use, which must be recognized in profit or loss.
Impact	These changes did not have any impact in the consolidated financial statements.
IFRS 9 [member]
IfrsStatementLineItems [Line Items]
Description	The amendments to standard IFRS 9 provide exemptions that apply to all hedge relationships directly affected by the reference interest rate reform. A relationship of hedge is directly affected if the reform raises uncertainties about the period, or the value, of cash flows based on the reference interest rate of the hedge item or hedging instrument.
Impact	These changes did not have any impact in the consolidated financial statements.
Changes In I F R S 16 [Member]
IfrsStatementLineItems [Line Items]
Description	Improvements in IFRS 16: Leases: The amendments exclude the concept of reimbursement for improvements in third-party properties.
Impact	These changes did not have any impact in the consolidated financial statements.